Note 10 - Retirement Savings Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Pension and Other Postretirement Benefits Disclosure [Text Block]
NOTE 9 – RETIREMENT SAVINGS PLAN

We have a pre-tax salary reduction/profit-sharing plan under the provisions of Section 401(k) of the Internal Revenue Code, which covers employees meeting certain eligibility requirements. In fiscal 2016 and 2015, we matched 100%, of the employee’s contribution up to 4% of their earnings. The employer contribution was $7,401 and $28,196 for the three and nine months ending September 30, 2016 and was $7,021 and $21,735 for the three and nine months ending September 30, 2015, respectively.

NOTE 10 – RETIREMENT SAVINGS PLANS

We have a pre-tax salary reduction/profit-sharing plan under the provisions of Section 401(k) of the Internal Revenue Code, which covers employees meeting certain eligibility requirements. In fiscal 2014, and again in 2015, we matched 100%, of the employee’s contribution up to 4.0% of their earnings. The employer contribution was $39,916 and $37,730 in 2015 and 2014. There were no discretionary contributions to the plan in 2015 and 2014.